Note 9 - Convertible Notes Payable and Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

8. Convertible Notes Payable and Credit Facility

Convertible Notes Payable

On August 30, 2013, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale and issuance of a convertible note in the principal amount of $200,000 that matures August 29, 2015 (the "Convertible Note").  Subsequently, on November 25, 2013 and December 19, 2013, we entered into additional securities purchase agreements with the same institutional accredited investors relating the sale and issuance of convertible notes in the principal amount of $200,000 and $250,000, respectively, which mature on November 25, 2015 and December 19, 2015. On January 27, 2014, we issued a convertible note in the principal amount of $100,000 that matures January 27, 2016 under the Securities Purchase Agreement we entered into with an accredited investor on December 19, 2013. In connection with the issuance of the December 19, 2013 convertible note, we also issued 6,250,000 warrants to purchase shares of our common stock at a price of $0.02 per share. On February 25, 2014, we entered into a Securities Purchase Agreement with the same accredited investor related to the sale and issuance of a convertible note in the principal amount of $200,000 that matures February 25, 2016. In connection with the issuance of the February 25, 2014 convertible note, we issued 5,000,000 warrants to purchase shares of our common stock at a price of $0.02 per share. On March 18, 2014, we issued a convertible note in the principal amount of $300,000 that matures March 18, 2016 under the Securities Purchase Agreement we entered into with an accredited investor on February 25, 2014. In connection with the issuance of the March 18, 2013 convertible note, we also issued 7,500,000 warrants to purchase shares of our common stock at a price of $0.02 per share. Each of the Convertible Notes bear interest at the rate of 8% per annum compounded annually, are payable at maturity and the principal and interest outstanding under the convertible notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02 per share, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Subject to our fulfilling certain conditions, including beneficial ownership limits, the convertible notes are subject to a mandatory conversion if the closing price of our common stock for any 20 consecutive days commencing six months after the issue date of the convertible notes equal or exceeds $0.04. Unless waived in writing by the purchaser, no conversion of the convertible notes can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion.

We have the option of repaying the outstanding principal amount of the convertible notes, in whole or in part, by paying the purchaser a sum of money equal to one hundred and twenty percent (120%) of the principal together with accrued but unpaid interest upon 30 days notice, subject to certain beneficial ownership limits. For so long as we have any obligation under the convertible notes, we have agreed to certain restrictions regarding, among other things, incurrence of additional debt, liens, amendments to charter documents, repurchase of stock, payment of cash dividends, affiliated transactions. We are also prohibited from entering into certain variable priced agreements until the convertible notes are repaid in full.

Because of certain down-round protection in the conversion rate of the convertible notes, we determined that the derivative liability related to the embedded conversion feature met the criteria for bifurcation. Accordingly, we recognized an aggregate liability of approximately $123,000 on the three issuance dates during the nine months ended September 30, 2014. This was in addition to the carrying value of the derivative liability on three previously recorded derivatives of approximately $178,000. The derivative liability is carried at fair value with changes in the fair value reflected in the “Adjustment to the fair value of embedded derivatives” line item of our condensed consolidated statements of operations. We recognized a non-cash benefit for the three months ended September 30, 2014 of approximately $49,000 and a non-cash benefit for the nine months ended September 30, 2014 of approximately $32,000 on a total of six convertible notes.

In addition, the relative fair value of the warrants issued in the December 2013 convertible note issuance of $250,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 149.1%, a risk free interest rate of 0.7% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $109,000 is being accreted to interest using the effective interest method. The relative fair value of the warrants issued in the February 2014 convertible note issuance of $200,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 169.1, a risk free interest rate of 0.7% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $101,000 is being accreted to interest using the effective interest method. The relative fair value of the warrants issued in the March 2014 convertible note issuance of $300,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 168.8%, a risk free interest rate of 0.8% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $154,000 is being accreted to interest using the effective interest method.

On November 1 and December 1, 2013, and on January 1, February 1 and March 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $30,000 each for a total of $150,000, which mature on October 31, November 30 and December 31, 2014, and on January 31 and February 28, 2015, respectively. On April 1, May 1 and June 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $20,000 each, for a total of $60,000, which mature on March 31, April 30 and May 31, 2015, respectively. On July 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $10,000, which matures on June 15, 2015. Each of the Convertible Notes bear interest at the rate of 8% per annum compounded annually, are payable at maturity and the principal and interest outstanding under the convertible notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02. Unless waived in writing by the purchaser, no conversion of the convertible notes can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion. As of September 30, 2014, convertible notes in the principal amount of $460,000, along with accrued interest of $27,153, were converted into 24,496,404 shares of our common stock.

Below is a table showing the convertible notes payable, the embedded conversion feature and fair value of the warrants as of September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013
Convertible notes payable cash proceeds	$940,000	$650,000
Convertible notes payable issued for financial advisory services	70,000	60,000
Less: Derivative liability	(250,615)	(243,889)
Less: Relative fair value of warrants	(200,795)	(53,623)
Accreted interest	106,286	21,889
Accrued interest	50,322	7,707
Convertible notes payable, net	715,198	442,084
Less current portion	(70,000)	(60,000)
	$645,198	$382,084

Line of Credit

On September 30, 2013, we entered into a loan and security agreement with Alpha Capital Anstalt and Collateral Services, LLC (“Alpha Capital” or “the lender”) to provide financing, on a discretionary basis, for one year, against our accounts receivable and inventory.  The maximum amount that can be borrowed under the Agreement is $500,000. We have the right to borrow up to 80% of our eligible accounts receivable, not in excess of $200,000, 50% of the value of our raw materials in inventory, 65% of our finished goods inventory and 95% of cash, but not in the aggregate amount in excess of $300,000.  The advances are secured by a lien on all of our assets. All advances under the agreement bear interest at a per annum rate of 12% and monthly interest shall be a minimum of $500. At the time of initial funding we paid a loan fee of 50 shares of our Series D Preferred Shares to the lender, in addition to other payments for legal fees. In addition, we paid the collateral agent an initial fee of $5,000 and have agreed to pay an administrative fee to the collateral agent of 0.5% per month of the daily balance during the preceding month or $500 whichever is less. In the event that of a prepayment, we are obligated to pay a prepayment fee in an amount equal to one-half of one percent (0.5%) of $500,000. On September 30, 2013, we requested and received an initial borrowing under the Agreement totaling $350,000. Subsequently, on October 21, 2013, we requested and received an additional $100,000 and on November 20, 2013, we requested and received an additional $50,000. As of September 30, 2014, the balance outstanding under our line of credit was $500,000. The Loan and Security Agreement was amended to provide for an extension of the expiration date from September 30, 2014 to December 31, 2014.

9. Convertible Notes Payable and Credit Facility

Convertible Notes payable

On August 30, 2013, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale and issuance of a convertible note in the principal amount of $200,000 that matures August 29, 2015 (the "Convertible Note").  Subsequently, on November 25, 2013 and December 19, 2013, we entered into additional securities purchase agreements with the same institutional accredited investors relating the sale and issuance of convertible notes in the principal amount of $200,000 and $250,000, respectively, which mature on November 25, 2015 and December 19, 2015. On January 27, 2014, we issued a convertible note in the principal amount of $100,000 that matures January 27, 2016 under the Securities Purchase Agreement we entered into with an accredited investor on December 19, 2013. In connection with the issuance of the December 19, 2013 convertible note, we also issued 6,250,000 warrants to purchase shares of our common stock at a price of $0.02 per share. Each of the Convertible Notes bear interest at the rate of 8% per annum compounded annually, are payable at maturity and the principal and interest outstanding under the convertible notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Subject to our fulfilling certain conditions, including beneficial ownership limits, the convertible notes are subject to a mandatory conversion if the closing price of our common stock for any 20 consecutive days commencing six months after the issue date of the convertible notes equal or exceeds $0.04. Unless waived in writing by the purchaser, no conversion of the convertible notes can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion.

We have the option of repaying the outstanding principal amount of the convertible notes, in whole or in part, by paying the purchaser a sum of money equal to one hundred and twenty percent (120%) of the principal together with accrued but unpaid interest upon 30 days notice, subject to certain beneficial ownership limits. For so long as we have any obligation under the convertible notes, we have agreed to certain restrictions regarding, among other things, incurrence of additional debt, liens, amendments to charter documents, repurchase of stock, payment of cash dividends, affiliated transactions. We are also prohibited from entering into certain variable priced agreements until the convertible notes are repaid in full.

Because of certain down-round protection in the conversion rate of the convertible notes, we determined that derivative liability related to the embedded conversion feature met the criteria for bifurcation. Accordingly, we recognized an aggregate liability of $243,889 on the three issuance dates. The derivative liability is carried at fair value with changes in the fair value reflected in the “Adjustment to the fair value of embedded derivatives” line item of our Consolidated Statements of Operations. We recognized a favorable gain for the year ended December 31, 2013 of $65,962.

In addition, the relative fair value of the warrants issued in the December 2013 convertible note issuance of $250,000, were allocated to Additional Paid in Capital. Such value was determined assuming volatility of 149.1, a risk free interest rate of 0.7% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $109,000 is being accreted to interest using the effective interest method.

On November 1, 2013 and December 1, 2013, we issued two convertible notes to our financial advisory firm in the principal amount of $30,000 each for a total of $60,000, which mature on October 31, 2014 and November 30, 2014, respectively. Each of the Convertible Notes bear interest at the rate of 8% per annum compounded annually, are payable at maturity and the principal and interest outstanding under the convertible notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Unless waived in writing by the purchaser, no conversion of the convertible notes can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion.

Below is a table showing the convertible notes payable, the beneficial conversion feature and fair value of the warrants as of December 31, 2013:

December 31, 2013
Convertible notes payable cash proceeds	$650,000
Convertible notes payable issued for financial advisory services	60,000
Less: Derivative liability	(243,889)
Less: Relative fair value of warrants	(53,623)
Accreted interest	21,889
Accrued interest	7,707
Convertible notes payable, net	442,084
Less current portion	(60,000)
$382,084

Line of credit

On September 30, 2013, we entered into a loan and security agreement with Alpha Capital Anstalt and Collateral Services, LLC to provide financing, on a discretionary basis, for one year, against our accounts receivable and inventory.  The maximum amount that can be borrowed under the Agreement is $500,000. We have the right to borrow up to 80% of our eligible accounts receivable, not in excess of $200,000, 50% of the value of our raw materials in inventory, 65% of our finished goods inventory and 95% of cash, but not in the aggregate amount in excess of $300,000.  The advances are secured by a lien on all of our assets. All advances under the agreement bear interest at a per annum rate of 12% and monthly interest shall be a minimum of $500. At the time of initial funding we paid a loan fee of 50 shares of our Series D Preferred Shares to the lender, in addition to other payments for legal fees. In addition, we paid the collateral agent an initial fee of $5,000 and have agreed to pay an administrative fee to the collateral agent of 0.5% per month of the daily balance during the preceding month or $500 whichever is less. In the event that of a prepayment, we are obligated to pay a prepayment fee in an amount equal to one-half of one percent (0.5%) of $500,000. On September 30, 2013, we requested and received an initial borrowing under the Agreement totaling $350,000. Subsequently, on October 21, 2013, we requested and received an additional $100,000 and on November 20, 2013, we requested and received an additional $50,000. As of December 31, 2013, the balance outstanding under our line of credit was $500,000.

On February 15, 2011, we entered into a Business Financing Agreement (the "2011 Credit Facility") with Bridge Bank, National Association (“Bridge Bank”) to finance our accounts receivables. The 2011 Credit Facility provided for a credit limit of $750,000, representing the maximum amount of advances based on up to 50% of $1.5 million of gross eligible accounts receivables. The 2011 Credit Facility was terminated on August 16, 2013.